Income Taxes (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Income Taxes (Additional Textual) [Abstract]
Capital Loss Carry Forward utilized	$ 257,000,000	$ 406,000,000
Benefit to income tax expense	(75,000,000)	27,000,000	(293,000,000)
Federal income tax expense	62,000,000	22,000,000	(117,000,000)
State income tax expense	(11,000,000)	(7,000,000)	(18,000,000)
Income Taxes (Textual) [Abstract]
Approximate undistributed foreign earnings	2,300,000,000
Italian tax incentive program recognized tax benefit			120,000,000
Company recognized tax benefit in continuing operations	25,000,000	42,000,000
Company recognized a tax benefit in discontinued operations		134,000,000
Tax benefits affecting effective tax rate	42,000,000
Settlements with tax authorities	(407,000,000)	(499,000,000)	(7,000,000)
Total unrecognized tax benefits	153,000,000	510,000,000	999,000,000	1,003,000,000
Payment of interest accrued	74,000,000	92,000,000
Unrecognized tax benefit impact in the next twelve months	25,000,000
Domestic Country [Member] | General Business [Member]
Income Taxes (Additional Textual) [Abstract]
Operating loss carryforwards	15,000,000
General business credits	21,000,000
Foreign Country [Member]
Income Taxes (Additional Textual) [Abstract]
Operating loss carryforwards	283,000,000
Capital Loss Carry Forward utilized	22,000,000
Tax credit carryforward	13,000,000
State and Local Jurisdiction [Member]
Income Taxes (Additional Textual) [Abstract]
Operating loss carryforwards	1,600,000,000
Tax credit carryforward	$ 21,000,000